SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Feb. 28, 2015
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Schedule of Changes in non-cash working capital balances

	Year Ended
	February 28, 2015	February 28, 2014
Changes in non-cash working capital balances:
Trade receivables	(31,378)	17,503
Inventory	3,351	1,228
Other current assets	65	(305)
Contingent receivable	—	13,843
Deferred tax asset	59	—
Accounts payable and accrued liabilities	10,173	(20,603)
Deferred revenue	(154)	(179)
Contingent liabilities	—	(432)
Other long term liabilities	669	—

	(17,215)	11,055